Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Assets:
Equity securities (without readily determinable fair values)	¥ 207,407	¥ 186,146	¥ 419,775
Fair Value, Measurements, Nonrecurring
Assets:
Loans	81,000	85,000
Loans held-for-sale	76,000	22,000
Equity securities (without readily determinable fair values)	4,000	3,000
Other assets		24,000
Total assets measured at fair value	161,000	134,000
Fair Value, Measurements, Nonrecurring | Aggregate cost
Assets:
Loans	128,000	167,000
Loans held-for-sale	77,000	23,000
Equity securities (without readily determinable fair values)	4,000	4,000
Premises and equipment-net	13,000	7,000
Other assets	3,000	34,000
Total assets measured at fair value	225,000	235,000
Fair Value, Measurements, Nonrecurring | Level 2
Assets:
Loans		3,000
Loans held-for-sale	27,000	21,000
Equity securities (without readily determinable fair values)	3,000
Total assets measured at fair value	30,000	24,000
Fair Value, Measurements, Nonrecurring | Level 3
Assets:
Loans	81,000	82,000
Loans held-for-sale	49,000	1,000
Equity securities (without readily determinable fair values)	1,000	3,000
Other assets		24,000
Total assets measured at fair value	¥ 131,000	¥ 110,000